Note 14 - Shareholders' Equity (Details Textual) - JPY (¥) ¥ / shares in Units, ¥ in Thousands										12 Months Ended
	Nov. 07, 2017	Jul. 14, 2017	Jun. 28, 2017	Nov. 04, 2016	Jul. 11, 2016	Jun. 24, 2016	Nov. 09, 2015	Jul. 13, 2015	Jun. 26, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jun. 28, 2011	Jun. 28, 2006
Net Assets Minimum Requirement After Dividends										¥ 3,000
Adjustments to Additional Paid in Capital to Eliminate Accumulated Deficit														¥ 21,980,395
Adjustments Common Stock to Eliminate Accumulated Deficit														¥ 2,539,222
Percentage of Dividends Appropriated as Legal Reserve										10.00%
Additional Paid in Capital Percentage of Common Stock										25.00%
Retained Earnings Available for Dividends Under the Company Act										¥ 27,090,361
Retained Earnings, Undistributed Earnings from Equity Method Investees										¥ 1,075,129
Common Stock, Dividends, Per Share, Declared	¥ 13.50		¥ 13.50	¥ 13.50		¥ 11	¥ 11		¥ 11
Dividends, Total	¥ 608,349		¥ 608,317	¥ 620,361		¥ 505,480	¥ 505,479		¥ 505,365
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance											¥ 1	¥ 1	¥ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										169	162
Allocated Share-based Compensation Expense, Total										¥ 57,321	¥ 57,678	¥ 55,337
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total										¥ 14,247
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										90 days
Directors and Executive Officers [Member]
Options Exercisable Service Period												1 year
Options Exercisable Expiration Period												29 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		169			162			151
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		¥ 337,200			¥ 360,000			¥ 369,200